Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment	$ 9,972	$ 9,736
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment	9,924	9,736
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment	34
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment	$ 14